Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Activities:
Net loss	$ (21,109)	$ (10,934)	$ (17,985)	$ (29,875)
Adjustments to reconcile net loss to cash used in operating activities
Depreciation	841	907	1,795	1,359
Provision for doubtful accounts	378	397	591	1,014
Reserve for excess and obsolete inventory	56	263	37	762
Stock-based compensation expense	2,971	1,007	2,569	858
Loss on sale of assets			0	35
Changes in operating assets and liabilities
Accounts receivable	(1,345)	5,678	967	(3,959)
Inventory	(1,430)	(3,244)	(808)	(2,180)
Prepaid expenses	(196)	(206)	(333)	150
Other current assets	559	1,457	840	(1,644)
Other assets	(60)	(17)	49	183
Accounts payable and accrued expenses	2,350	(1,398)	852	(318)
Other current liabilities		(242)	(366)	484
Deferred rent	409	(76)	100	198
Other liabilities	1,249	13	175	220
Deferred revenue	(1,088)	1,301	5,058	2,046
Net cash used in operating activities	(16,384)	(5,094)	(6,459)	(30,667)
Investing Activities:
Purchases of property and equipment	(1,039)	(243)	(640)	(4,770)
Proceeds from sale and disposal of fixed assets			118	138
Net cash used in investing activities	(1,039)	(243)	(522)	(4,632)
Financing Activities:
Proceeds (repayments) of debt obligations	(5,022)	5,192
Payment of transaction costs
Proceeds from debt obligations			5,022	0
Proceeds from the issuance of Series D convertible preferred stock			0	82,239
Costs from issuance of Series D convertible preferred stock			0	(113)
Proceeds from exercise of Series D warrants	455	350	700	150
Proceeds from the exercise of common stock options	419	485	1,131	390
Repurchase of Seed Series convertible preferred stock			0	(805)
Repurchase of common stock			(826)	(624)
Taxes paid related to net share settlement of equity awards			(98)	0
Payment of financing costs			0	(38)
Principal repayments of capital lease obligations		(1)	(1)	(14)
Net cash (used in) provided by financing activities	(8,148)	6,026	5,928	81,185
Net change in cash and cash equivalents	(25,571)	689	(1,053)	45,886
Cash and cash equivalents
Beginning of year	58,715	59,768	59,768	13,882
End of year	33,144	60,457	58,715	59,768
Supplemental disclosure of cash flow information
Cash paid for interest			0	1
Cash paid for income taxes			84	15
Non-cash financing and investing activities
Deferred transaction costs included in accounts payable and accrued expenses	885
De-recognition of warrant liability to additional paid-in capital	$ 1,793
Note receivable for exercise of common stock options . . . .		$ 170	$ 0	$ 170